Stock-Based Compensation (Details Textual) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended		39 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	May 31, 2013	Feb. 02, 2013	Aug. 15, 2012	Jul. 03, 2012
Share-based compensation arrangement by share-based payment award, options, grants in period, gross		50,000		9,050,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price				$ 0.75
Share based compensation arrangement by share based payment award options shares purchased vested immediately	4,916,667			12,500
Share based compensation arrangement by share based payment award options shares purchased vested monthly	3,250,000
Share based compensation arrangement by share based payment award options shares purchased vested monthly term	3 years
Share based compensation arrangement by share based payment award options vested in period							833,333
Stock-based compensation			$ 0	$ 3,687,502	$ 0	$ 3,687,502
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options		1,683,088		1,683,088		1,683,088
Class of warrant or right, number of securities called by warrants or rights								110,000	248,542	1,400,000
Class Of Warrant, Value		157,761		157,761		157,761
Fair Value Of Class Of Warrants		$ 191,126		$ 191,126		$ 191,126
Stock option
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	9,000,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 0.75
Warrant One
Class of warrant or right, number of securities called by warrants or rights		248,542		248,542		248,542
Class of warrant or right, exercise price of warrants or rights		0.33		0.33		0.33
Warrant Two
Class of warrant or right, number of securities called by warrants or rights		1,400,000		1,400,000		1,400,000
Warrant Three
Class of warrant or right, number of securities called by warrants or rights		110,000		110,000		110,000
Class of warrant or right, exercise price of warrants or rights		0.85		0.85		0.85